CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Total revenues		¥ 13,137,815	$ 1,914,241	¥ 10,068,780	¥ 7,592,127
Cost of revenues	[1]	(1,437,795)	(209,493)	(925,497)	(707,237)
Gross profit		11,700,020	1,704,748	9,143,283	6,884,890
Operating expenses:
Sales and marketing expenses	[1]	(6,861,845)	(999,803)	(5,212,360)	(4,941,380)
Research and development expenses	[1]	(1,702,748)	(248,098)	(1,368,441)	(1,107,897)
General and administrative expenses	[1]	(748,766)	(109,099)	(766,017)	(601,906)
Total operating expenses	[1]	(9,313,359)	(1,357,000)	(7,346,818)	(6,651,183)
Income from operations	[1]	2,386,661	347,748	1,796,465	233,707
Other income/(expenses):
Interest income/(expense), net		15,529	2,263	(1,623)	(48,640)
Investment income/(loss), net		38,634	5,629	342,241	(145,411)
Share of results of equity investees		(91,497)	(13,332)	(687,400)	(926,740)
Gain/(loss) on deconsolidation and disposal of businesses		(3,274)	(477)	0	79,581
Foreign currency exchange gain/(loss), net		597	87	793	(3,727)
Others, net		82,113	11,964	85,455	(12,713)
Income/(loss) before income tax		2,428,763	353,882	1,535,931	(823,943)
Income tax (expenses)/benefits		(299,705)	(43,668)	(146,689)	50,980
Net income/(loss)		2,129,058	310,214	1,389,242	(772,963)
Net loss/(income) attributable to noncontrolling interests		139	20	(4,667)	4,916
Net income/(loss) attributable to 58.com Inc.		2,129,197	310,234	1,384,575	(768,047)
Deemed dividend to mezzanine classified noncontrolling interests		(132,202)	(19,262)	(99,507)	(15,717)
Net income/(loss) attributable to 58.com Inc. ordinary shareholders		1,996,995	290,972	1,285,068	(783,764)
Net income/(loss)		2,129,058	310,214	1,389,242	(772,963)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax		15,486	2,256	82,926	(76,027)
Unrealized loss on available-for-sale securities		0	0	0	(13,104)
Reclassification into investment loss, net of nil tax		0	0	0	2,989
Comprehensive income/(loss)		2,144,544	312,470	1,472,168	(859,105)
Comprehensive loss/(income) attributable to noncontrolling interests		(298)	(44)	(4,667)	4,916
Deemed dividend to mezzanine classified noncontrolling interests		(132,202)	(19,262)	(99,507)	(15,717)
Comprehensive income/(loss) attributable to 58.com Inc.		¥ 2,012,044	$ 293,164	¥ 1,367,994	¥ (869,906)
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic | (per share)		¥ 6.77	$ 0.99	¥ 4.41	¥ (2.73)
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted | (per share)		6.66	0.97	4.35	(2.73)
Net earnings/(loss) per ADS attributable to ordinary shareholders - basic (One ADS represents two ordinary shares) | (per share)		13.54	1.97	8.82	(5.46)
Net earnings/(loss) per ADS attributable to ordinary shareholders - diluted (One ADS represents two ordinary shares) | (per share)		¥ 13.33	$ 1.94	¥ 8.70	¥ (5.46)
Weighted average number of ordinary shares used in computing basic earnings/(loss) per share		294,902,518	294,902,518	291,475,725	286,975,068
Weighted average number of ordinary shares used in computing diluted earnings/(loss) per share		299,711,258	299,711,258	295,304,995	286,975,068
Membership [Member]
Total revenues		¥ 4,399,058	$ 640,963	¥ 3,789,524	¥ 2,951,135
Online marketing services [Member]
Total revenues		8,282,593	1,206,812	5,978,491	4,363,777
E-commerce services [Member]
Total revenues		72,596	10,578	73,941	166,753
Other revenues [Member]
Total revenues		¥ 383,568	$ 55,888	¥ 226,824	¥ 110,462

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: